Annual Total Returns	Dec. 31, 2025
(Allspring Managed Account CoreBuilder® Shares - Series SP) | (Allspring CoreBuilder Shares - Series SP) | Series SP
Prospectus [Line Items]
Annual Return [Percent]	5.69%